RISKS (Tables)	12 Months Ended
Dec. 31, 2022
Risks
Schedule of exposure to the price risk

	Increase of the result for the year
Financial assets	12.31.2022	12.31.2021
Shares	19	15
Government securities	28	28
Corporate Bonds	12	2
Mutual funds	3	4
Variation of the result of the year	62	49

Schedule of borrowings classified by interest rate and currency

	12.31.2022	12.31.2021
Fixed interest rate:
Argentine pesos	57	11
U.S. dollar	1,173	1,318
Subtotal loans obtained at a fixed interest rate	1,230	1,329

Floating interest rate:
Argentine pesos	140	-
U.S. dollar	149	87
Subtotal loans obtained at a floating interest rate	289	87

Non interest accrued
Argentine pesos	22	-
U.S. dollar	72	22
Subtotal loans no interest accrued	94	22
Total borrowings	1,613	1,438

Schedule of expected credit loss on trade receivables and financial assets rates

12.31.2022	Undue	30 days	60 days	90 days	120 days	150 days	180 days	+ 180 days
Generation	0.08%	0.26%	2.54%	7.11%	14.37%	21.39%	27.22%	33.01%
Oil and Gas	0.18%	0.48%	13.24%	31.50%	32.01%	32.09%	32.31%	32.38%
Petrochemicals	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Holding	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

12.31.2021	Undue	30 days	60 days	90 days	120 days	150 days	180 days	+ 180 days
Generation	0.06%	0.29%	2.08%	2.83%	4.67%	6.12%	6.24%	6.25%
Oil and Gas	0.04%	0.17%	0.77%	2.72%	6.88%	19.88%	21.97%	15.89%
Petrochemicals	0.00%	0.00%	0.01%	0.05%	0.12%	0.52%	0.52%	0.54%
Holding	0.00%	0.00%	0.01%	0.05%	0.12%	0.52%	0.52%	0.54%

12.31.2020	Undue	30 days	60 days	90 days	120 days	150 days	180 days	+ 180 days
Generation	0.35%	1.11%	5.74%	9.78%	11.23%	19.77%	20.87%	22.71%
Oil and Gas	0.49%	0.72%	5.96%	16.21%	16.23%	17.74%	17.76%	17.79%
Petrochemicals	0.02%	0.06%	0.72%	2.26%	9.95%	23.84%	19.14%	36.92%
Holding	12.58%	0.94%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Schedule of liquidity index

	12.31.2022	12.31.2021

Current assets	1,343	1,125
Current liabilities	631	342

Liquidity ratio	2.13	3.29

Schedule of financial liabilities contractual undiscounted cash flows maturity

As of December 31, 2022	Trade and other receivables	Trade and other payables (1)	Borrowings
Less than three months	412	231	118
Three months to one year	19	50	304
One to two years	6	12	357
Two to five years	12	3	992
More than five years	-	6	332
No set maturity term	41	-	-
Total	490	302	2,103

As of December 31, 2021	Trade and other receivables	Trade and other payables (1)	Borrowings
Less than three months	304	178	56
Three months to one year	61	4	102
One to two years	6	5	557
Two to five years	18	3	256
More than five years	-	4	1,025
No set maturity term	42	-	-
Total	431	194	1,996

(1)	Includes Lease Liabilities (see Note 19).

Schedule of financial leverage ratios

	12.31.2022	12.31.2021
Total borrowings	1,613	1,438
Less: cash and cash equivalents, and financial assets at fair value through profit and loss	(692)	(568)
Net debt	921	870
Total capital	3,198	2,655
Leverage ratio	28.80%	32.77%